INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of Loss from continuing operations before income tax expense
	For the years ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Non-PRC	1,236	888	(6,777)	(1,120)
PRC	(1,605)	(11,586)	(26,157)	(4,320)

	(369)	(10,698)	(32,934)	(5,440)

Schedule of income tax expense
	For the years ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Current	13,188	17,490	(11,809)	(1,951)
Deferred	(2,043)	(11,197)	13,104	2,165

	11,145	6,293	1,295	214

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax expense
	For the years ended December 31,
	2011	2012	2013
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(369)	(10,698)	(32,934)	(5,440)

Income tax computed at PRC statutory tax rate of 25%	(93)	(2,674)	(8,233)	(1,360)
Preferential tax rates	(948)	83	(50)	(8)
International rate differences	7,327	4,376	4,459	737
Additional 50% tax deduction for qualified research and development expenses	(2,660)	(4,915)	(7,227)	(1,194)
Non-deductible expenses	11,304	10,454	22,164	3,661
Other permanent difference	—	(6,626)	—	—
Effect of changes in tax rates on deferred taxes	(1,586)	3,779	3,947	652
Changes in unrecognized tax benefits	(480)	—	—	—
Changes in the valuation allowance	(1,719)	276	(2,123)	(351)
Effect of changes in tax rates on prior year tax	—	—	(11,642)	(1,923)
Deferred tax adjustment	—	1,540	—	—

Income tax expense	11,145	6,293	1,295	214

Schedule of the components of deferred tax assets and liabilities
	For the years ended December 31,
	2012	2013
	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	6,096	1,266	209
- Deferred Revenue	840	2,436	402
- Accruals	6,690	3,394	561
Less: valuation allowance	—	—	—

Net current deferred tax assets	13,626	7,096	1,172

Non-current:
- Tax losses	6,481	394	65
- Property and equipment	2,202	1,719	284
Less: valuation allowance	(2,517)	(394)	(65)

Net non-current deferred tax assets	6,166	1,719	284

Total Deferred tax assets	19,792	8,815	1,456

Deferred tax liabilities:
Non-current:
- Property and equipment	—	2,127	351

Net non-current deferred tax liabilities	—	2,127	351

Total Deferred tax liabilities	—	2,127	351

Schedule of roll-forward of accrued unrecognized tax benefits
	December 31,
	2012	2013
	RMB’000	RMB’000	US$’000

Balance–beginning	23,850	21,563	3,562
Increase based on tax positions related to the current year	3,169	16,694	2,757
Decrease based on tax positions related to the current year	(5,456)	(13,956)	(2,305)

Balance–ending	21,563	24,301	4,014